DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
DERIVATIVE LIABILITIES (Tables) [Line Items]
Schedule of Changes in Derivatives [Table Text Block]	The following shows the changes in the derivative liability measured on a recurring basis for the six months ended June 30, 2013.

Derivative Liability at December 31, 2012	$496,827
Loss on Derivative Liability	558,545
Settlement to APIC from Conversion	(122,291)
Additions to Liability for Convertible Debt recorded as debt discount	148,713
Additions to Liability for Convertible Debt expensed due to value of derivative exceeding debt	18,095
Derivative Liability at June 30, 2013	$1,099,889
The following shows the changes in the derivative liability measured on a recurring basis for the year ended December 31, 2012.

Derivative Liability at December 31, 2011	$-
Derivative Liability for Convertible Debt (Recorded as discount on debt due to it being a new issuance)	159,789
Settlement to APIC from Warrants Exercise	(49,795)
Loss on Derivative Liability	386,833
Derivative Liability at December 31, 2012	$496,827

Components of Derivative Financial Instruments [Member]
DERIVATIVE LIABILITIES (Tables) [Line Items]
Schedule of Derivative Instruments [Table Text Block]	The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at June 30, 2013 and December 31, 2012:

Derivative Liabilities:	June 30, 2013	December 31, 2012
Embedded derivative liability in convertible debt	$212,965	$82,237
Derivative liability due to tainted equity – convertible debt	346,632	208,971
Derivative liability due to tainted equity – warrants	540,292	205,619
Total Derivative Liability	$1,099,889	$496,827
The following tabular presentation reflects the components of derivative financial instruments on the Company’s balance sheet at December 31, 2012 and December 31, 2011:

Derivative Liabilities:	December 31, 2012	December 31, 2011
Embedded derivative liability in convertible debt	$82,237	$-
Derivative liability due to tainted equity – convertible debt	208,971	-
Derivative liability due to tainted equity – warrants	205,619	-
Total Derivative Liability	$496,827	$-